Submission	May 02, 2025
Submission [Line Items]
Central Index Key	0001497645
Registrant Name	Summit Hotel Properties, Inc.
Registration File Number	333-286937
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES